Resource Credit Income Fund (the “Fund”)

Supplement No. 2 dated December 3, 2018 to the

Prospectus dated February 1, 2018, as supplemented July 2, 2018 (the “Prospectus”)

Effective December 3, 2018:

1.	In the Prospectus, under “Investment Strategy” under Direct Credit, third paragraph, first sentence should be revised to read:

Further, under normal circumstances, the Fund may invest up to 35% of the Fund’s assets (defined as net assets plus borrowing for investment purposes) in a portfolio of non-controlling interests in equity and junior debt tranches of structured credit products, including CDOs, CBOs, CLOs and other securitized products that invest principally in loans and fixed-income instruments (or other instruments, including derivative instruments, with similar economic characteristics).

2.	In the Prospectus, under “Adviser’s Strategy” under Direct Credit, third paragraph, first sentence should be revised to read:

Further, under normal circumstances, the Fund may invest up to 35% of the Fund’s assets (defined as net assets plus borrowing for investment purposes) in a portfolio of non-controlling interests in equity and junior debt tranches of structured credit products, including CDOs, CBOs, CLOs and other securitized products that invest principally in loans and fixed-income instruments (or other instruments, including derivative instruments, with similar economic characteristics).

3.	In the Prospectus, under “Investment Process” under Business Development Companies, first paragraph, first sentence should be revised to read:

Under normal circumstances, the Fund may invest up to 35% of the Fund’s assets (defined as net assets plus borrowing for investment purposes) in business development companies.

4.	In the Prospectus, under “Investment Process” under Private Investment Funds, the following should be added as the first sentence to the second paragraph:

Under normal circumstances, the Fund may invest up to 50% of the Fund’s assets (defined as net assets plus borrowing for investment purposes) in Private Investment Funds.

Please note that all defined terms used but not otherwise defined in this Supplement have the meanings ascribed to them in the Prospectus.

This Supplement and the Prospectus, as supplemented July 2, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Supplement dated July 2, 2018 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents can be obtained without charge by calling toll-free 1-855-747-9559.